S000031359 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	183 Months Ended	262 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
New Blended Benchmark (consisting of 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.47%	2.74%	4.87%
Former Blended Benchmark (consisting of 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.69%	2.73%	4.46%
Columbia Capital Allocation Conservative Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.22%	1.47%	3.42%
Performance Inception Date					Mar. 04, 2004
Columbia Capital Allocation Conservative Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.84%	0.05%	2.17%
Performance Inception Date					Mar. 04, 2004
Columbia Capital Allocation Conservative Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.10%	0.63%	2.22%
Performance Inception Date					Mar. 04, 2004
Columbia Capital Allocation Conservative Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.65%	1.71%	3.15%
Performance Inception Date					Mar. 04, 2004
Columbia Capital Allocation Conservative Portfolio Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	10.80%	2.70%	4.18%
Performance Inception Date				Sep. 27, 2010